Financial instruments per category - Reconciliation of liabilities (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	$ 8,379	$ 66,111	$ 100,412
Cash flows	(2,908)	(66,160)	6,440
Non cash-flow:
New leases	2,824	6,699	1,111
Foreign exchange adjustments	(350)	31	492
Other	1,490	1,698	(42,344)
Liabilities at end of the period	9,435	8,379	66,111
Current Interest bearing liabilities (excluding current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0	0	42,720
Non cash-flow:
Other			(42,720)
Liabilities at end of the period	0	0	0
Current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	2,952	2,146	1,414
Cash flows	(2,908)	(2,845)	(1,490)
Non cash-flow:
New leases	438	1,379	637
Foreign exchange adjustments	(78)	(133)	153
Other	1,709	2,405	1,432
Liabilities at end of the period	2,113	2,952	2,146
Non-current Interest bearing liabilities (excluding Non-current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0	61,675	53,228
Cash flows		(63,315)	7,930
Non cash-flow:
Foreign exchange adjustments	0	(58)	143
Other	0	1,698	374
Liabilities at end of the period	0	0	61,675
Non- current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	5,427	2,290	3,050
Non cash-flow:
New leases	2,386	5,320	474
Foreign exchange adjustments	(272)	222	196
Other	(219)	(2,405)	(1,430)
Liabilities at end of the period	$ 7,322	$ 5,427	$ 2,290